ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Mar. 27, 2019	Dec. 13, 2018	Dec. 31, 2017	Jul. 25, 2017	Jul. 17, 2017	Jun. 29, 2017	Dec. 13, 2016	May 15, 2015
State of incorporation	Nevada	Nevada
Date of incorporation	Oct. 21, 2005	Oct. 21, 2005
Reverse stock split description	1 share for 250 shares	1 share for 250 shares
Common stock, shares issued	8,244,515	5,439,765	1,000,000		4,417,567	60,359	60,359	40,076
Common stock, shares outstanding	12,093,874	5,439,765			4,417,567
BiVi [Member]
Ownership percentage	51.00%	51.00%								51.00%
Sicilian Vodka [Member]
Ownership percentage		100.00%
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%			51.00%					51.00%